Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2016	$ 5,000		$ 2,914	$ 27,671,552	$ (30,376,023)		$ 131,264	$ (2,565,293)
Balance, shares at Jun. 30, 2016	500,000	1	2,914,465
Issuance of common stock for conversion of convertible debt and accrued interest			$ 1,235	1,405,501				1,406,736
Issuance of common stock for conversion of convertible debt and accrued interest, shares			1,234,910
Reclassification of premium upon debt conversion				266,287				266,287
Settlement of accounts payable for shares of common stock			$ 17	49,983				50,000
Settlement of accounts payable for shares of common stock, shares			16,667
Loss on settlement of debt, net				158,150				158,150
Loss on settlement of debt, net, shares
Issuance of stock for services			$ 307	459,637				459,944
Issuance of stock for services, shares			307,480
Stock option expense				1,686,444				1,686,444
Cancellation of shares for convertible notes payable			$ (50)	(112,450)				(112,500)
Cancellation of shares for convertible notes payable, shares			(50,000)
Warrant modification expense				21,007				21,007
Relative fair value of warrants issued with convertible debt				910,178				910,178
Exercise of warrants			$ 155	464,131				464,286
Exercise of warrants, shares			154,762
Purchase of treasury stock						(46,477)		(46,477)
Foreign currency translation gain (loss)							(273,013)	(273,013)
Net loss					(7,867,500)			(7,867,500)
Balance at Jun. 30, 2017	$ 5,000		$ 4,578	32,980,420	(38,243,523)	(46,477)	(141,749)	(5,441,751)
Balance, shares at Jun. 30, 2017	500,000	1	4,578,284
Issuance of common stock for conversion of convertible debt and accrued interest			$ 2,081	482,426				484,507
Issuance of common stock for conversion of convertible debt and accrued interest, shares			2,081,462
Reclassification of premium upon debt conversion				128,333				128,333
Issuance of stock for services			$ 15	39,829				39,844
Issuance of stock for services, shares			15,000
Stock option expense				164,881				164,881
Foreign currency translation gain (loss)							(189,593)	(189,593)
Net loss					(1,923,743)			(1,923,743)
Balance at Sep. 30, 2017	$ 5,000		$ 6,675	33,795,889	(40,167,266)	(46,477)	(331,342)	(6,737,522)
Balance, shares at Sep. 30, 2017	500,000	1	6,674,746
Balance at Jun. 30, 2017	$ 5,000		$ 4,578	32,980,420	(38,243,523)	(46,477)	(141,749)	(5,441,751)
Balance, shares at Jun. 30, 2017	500,000	1	4,578,284
Net loss								(5,616,728)
Balance at Mar. 31, 2018	$ 5,000		$ 31,084	37,211,109	(43,860,251)	(46,477)	(113,379)	(6,772,914)
Balance, shares at Mar. 31, 2018	500,000	1	31,084,410
Balance at Jun. 30, 2017	$ 5,000		$ 4,578	32,980,420	(38,243,523)	(46,477)	(141,749)	(5,441,751)
Balance, shares at Jun. 30, 2017	500,000	1	4,578,284
Issuance of common stock for conversion of convertible debt and accrued interest			$ 40,897	2,729,291				2,770,188
Issuance of common stock for conversion of convertible debt and accrued interest, shares			40,897,389
Reclassification of premium upon debt conversion				948,129				948,129
Settlement of accounts payable for shares of common stock
Loss on settlement of debt, net			$ (15)	55,216				55,201
Loss on settlement of debt, net, shares			(15,000)
Issuance of stock for services			$ 969	129,031				$ 130,000
Issuance of stock for services, shares			968,750					500,000
Stock option expense				516,148				$ 516,148
Cancellation of shares for convertible notes payable
Foreign currency translation gain (loss)							499,678	499,678
Extinguishment of derivative liability associated with convertible notes				809,642				809,642
Net loss					(7,039,155)			(7,039,155)
Balance at Jun. 30, 2018	$ 5,000		$ 46,429	38,167,877	(45,282,678)	(46,477)	357,929	(6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	46,429,423
Balance at Sep. 30, 2017	$ 5,000		$ 6,675	33,795,889	(40,167,266)	(46,477)	(331,342)	(6,737,522)
Balance, shares at Sep. 30, 2017	500,000	1	6,674,746
Issuance of common stock for conversion of convertible debt and accrued interest			$ 11,019	882,402				893,421
Issuance of common stock for conversion of convertible debt and accrued interest, shares			11,018,538
Reclassification of premium upon debt conversion				209,103				209,103
Stock option expense				165,456				165,456
Foreign currency translation gain (loss)							19,329	19,329
Extinguishment of derivative liability associated with convertible notes				502,873				502,873
Net loss					(2,201,979)			(2,201,979)
Balance at Dec. 31, 2017	$ 5,000		$ 17,693	35,555,722	(42,369,245)	(46,477)	(312,013)	(7,149,320)
Balance, shares at Dec. 31, 2017	500,000	1	17,693,284
Issuance of common stock for conversion of convertible debt and accrued interest			$ 13,391	975,426				988,817
Issuance of common stock for conversion of convertible debt and accrued interest, shares			13,391,126
Reclassification of premium upon debt conversion				341,370				341,370
Issuance of stock for services				139,926				139,926
Issuance of stock for services, shares
Foreign currency translation gain (loss)							198,634	198,634
Extinguishment of derivative liability associated with convertible notes				198,665				198,665
Net loss					(1,491,006)			(1,491,006)
Balance at Mar. 31, 2018	$ 5,000		$ 31,084	37,211,109	(43,860,251)	(46,477)	(113,379)	(6,772,914)
Balance, shares at Mar. 31, 2018	500,000	1	31,084,410
Balance at Jun. 30, 2018	$ 5,000		$ 46,429	38,167,877	(45,282,678)	(46,477)	357,929	(6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	46,429,423
Issuance of common stock for conversion of convertible debt and accrued interest			$ 129,143	1,284,175				1,413,318
Issuance of common stock for conversion of convertible debt and accrued interest, shares			129,142,548
Reclassification of premium upon debt conversion				600,209				600,209
Exercise of warrants			$ 12	18				30
Exercise of warrants, shares			12,000
Foreign currency translation gain (loss)							276,216	276,216
Extinguishment of derivative liability associated with convertible notes				1,029,039				1,029,039
Net loss					(2,124,936)			(2,124,936)
Balance at Sep. 30, 2018	$ 5,000		$ 175,584	41,081,318	(47,407,614)	(46,477)	634,145	(5,558,044)
Balance, shares at Sep. 30, 2018	500,000	1	175,583,971
Balance at Jun. 30, 2018	$ 5,000		$ 46,429	38,167,877	(45,282,678)	(46,477)	357,929	(6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	46,429,423
Net loss								(4,156,830)
Balance at Mar. 31, 2019	$ 5,000		$ 385,213	44,805,892	(49,439,508)	(46,477)	876,857	(3,413,023)
Balance, shares at Mar. 31, 2019	500,000	1	385,213,469
Balance at Sep. 30, 2018	$ 5,000		$ 175,584	41,081,318	(47,407,614)	(46,477)	634,145	(5,558,044)
Balance, shares at Sep. 30, 2018	500,000	1	175,583,971
Issuance of common stock for conversion of convertible debt and accrued interest			$ 63,842	1,031,258				1,095,100
Issuance of common stock for conversion of convertible debt and accrued interest, shares			63,842,216
Reclassification of premium upon debt conversion				708,184				708,184
Issuance of stock for services			$ 3,000	66,000				69,000
Issuance of stock for services, shares			3,000,000
Foreign currency translation gain (loss)							358,279	358,279
Issuance of common stock under put premium			$ 27,000	547,560				574,560
Issuance of common stock under put premium, shares			27,000,000
Issuance of stock for offering costs			$ 3,851	295,072				298,923
Issuance of stock for offering costs, shares			3,850,597
Net loss					(1,450,038)			(1,450,038)
Balance at Dec. 31, 2018	$ 5,000		$ 273,276	43,729,392	(48,857,652)	(46,477)	992,424	(3,904,036)
Balance, shares at Dec. 31, 2018	500,000	1	273,276,784
Issuance of common stock for conversion of convertible debt and accrued interest			$ 70,337	512,994				583,331
Issuance of common stock for conversion of convertible debt and accrued interest, shares			70,336,685
Issuance of stock for services			$ 5,000	95,000				100,000
Issuance of stock for services, shares			5,000,000
Foreign currency translation gain (loss)							(115,567)	(115,567)
Extinguishment of derivative liability associated with convertible notes				361,610				361,610
Issuance of common stock under put premium			$ 36,600	420,819				457,419
Issuance of common stock under put premium, shares			36,600,000
Amortization of offering costs				(313,923)				(313,923)
Net loss					(581,856)			(581,856)
Balance at Mar. 31, 2019	$ 5,000		$ 385,213	$ 44,805,892	$ (49,439,508)	$ (46,477)	$ 876,857	$ (3,413,023)
Balance, shares at Mar. 31, 2019	500,000	1	385,213,469